Commitments and Contingencies - Additional Information (Detail) $ in Millions		1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 17, 2018 USD ($) ft² Option	Jul. 31, 2016 USD ($)	Aug. 31, 2015 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Other Commitments [Line Items]
Rent expense				$ 0.2	$ 0.2	$ 0.8	$ 0.4	$ 0.1
Office Space [Member]
Other Commitments [Line Items]
Operating lease beginning date			2016-01
Operating lease expiration date			2020-12
Annual lease payments			$ 0.4
Term of lease			5 years
Lease renewal term			5 years
Security deposit			$ 0.2
Annual rent escalations and tenant incentives			0.7
Amount reimbursed			$ 0.3
Office Space [Member] | Lease Agreements [Member] | Cambridge, Massachusetts [Member] | U.S. REIF Central Plaza Massachusetts, LLC [Memebr]
Other Commitments [Line Items]
Term of lease	7 years
Lease renewal term	5 years
Lease expiration date	Dec. 01, 2018
Area of office space | ft²	7,800
Operating lease, option to extend	the Company has two consecutive options to extend the Lease Term for an additional period of five years (the “Option Terms”), subject to certain conditions, upon notice to the Landlord.			the Company has two consecutive options to extend the Lease Term for an additional period of five years (the “Option Terms”), subject to certain conditions, upon notice to the Landlord.
Number of renewal options | Option	2
Operating leases annual base rent initial	$ 0.5
Operating leases annual base rent final	$ 0.6
Operating lease percentage of annual base rent	100.00%
Leasehold improvements receivable from the landlord	$ 0.4
Laboratory Space [Member]
Other Commitments [Line Items]
Annual lease payments		$ 0.3
Lease expiration date				Nov. 30, 2019